                                                             File Nos. 333-12197
                                                                        811-4092
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [_]
     Pre-Effective Amendment No. _______                                     [_]
     Post-Effective Amendment No.   3                                        [X]
                                  ------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
     Amendment No. 28                                                        [X]

     FIRST VARIABLE ANNUITY FUND E
     -----------------------------
     (Exact Name of Registrant)

     FIRST VARIABLE LIFE INSURANCE COMPANY
     -------------------------------------
     (Name of Depositor)

     2122 York Road
     Oak Brook, IL                                                      60523
     ----------------------------------------------------               -----
     (Address of Depositor's Principal Executive Offices)             (Zip Code)

Depositor's telephone number including area code:                 (630) 586-5000

     Name and Address of Agent for Service
     -------------------------------------
          Arnold R. Bergman
          Vice President, General Counsel and Secretary
          First Variable Life Insurance Company
          2122 York Road
          Oak Brook, IL 60523

     Copies to:
          Raymond A. O'Hara III, Esq.
          Blazzard, Grodd & Hasenauer, P.C.
          P.O. Box 5108
          Westport, CT 06881
          (203) 226-7866

It is proposed that this filing will become effective:

               immediately upon filing pursuant to paragraph (b) of Rule 485
     ------
               on (date) pursuant to paragraph (b) of Rule 485
     ------
      (X)      60 days after filing pursuant to paragraph (a) (1) of Rule 485
     ------
               on (date) pursuant to paragraph (a)(1) of Rule 485.
     ------

If appropriate, check the following:

               This post-effective amendment designates a new effective date for
     ------    a previously filed post-effective amendment.

Title of Securities Being Registered: Interests Under Variable Annuity
Contracts.

                         FIRST VARIABLE ANNUITY FUND E
                             CROSS REFERENCE SHEET
                           (Pursuant to Rule 495(a))

Item No. in
Form N-4
--------

PART A                                                  Location
------                                                  --------
Item  1.      Cover Page                                Cover Page

Item  2.      Definitions                               DEFINITIONS

Item  3.      Synopsis or Highlights                    HIGHLIGHTS

Item  4.      Condensed Financial Information           ACCUMULATION UNIT DATA; OTHER MATTERS,
                                                        FINANCIAL STATEMENTS; STATEMENT OF ADDITIONAL
                                                        INFORMATION

Item  5.      General Description of Registrant,        First Variable Life Insurance Company; The
              Depositor and Portfolio Companies         Separate Account; Separate Account Investment
                                                        Options; Variable Investors Series Trust;
                                                        Federated Insurance Series

Item  6.      Deductions                                MORE ABOUT CHARGES AND DEDUCTIONS

Item  7.      General Description of Variable Annuity   THE CONTRACT
              Contracts

Item  8.      Annuity Period                            ANNUITY PROVISIONS

Item  9.      Death Benefit                             CONTRACT; ANNUITY B BENEFITS AND VALUES;
                                                        Death Benefits before the Annuity Date; Death
                                                        Benefits after the Annuity Date.

Item 10.      Purchases and Contract Value              PURCHASE PAYMENTS; CONTRACT BENEFITS AND
                                                        VALUES

Item 11.      Redemptions                               SURRENDER AND WITHDRAWALS

Item 12.      Taxes                                     FEDERAL TAX MATTERS

Item 13.      Legal Proceedings                         Other Matters; Legal Proceedings

Item 14.      Table of Contents of Statement of         TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
              Additional Information                    INFORMATION

Item No. in
Form N-4
--------

PART B                                                  Location
------                                                  --------
Item 15.      Cover Page............................... Cover Page

Item 16.      Table of Contents........................ TABLE OF CONTENTS

Item 17.      General Information and History.......... FIRST VARIABLE LIFE
                                                        INSURANCE COMPANY

Item 18.      Services................................. Not Applicable

Item 19.      Purchase of Securities Being Offered..... Not Applicable

Item 20.      Underwriters............................. DISTRIBUTOR

Item 21.      Calculation of Performance Data.......... CALCULATION OF OTHER
                                                        PERFORMANCE INFORMATION

Item 22.      Annuity Payments......................... ANNUITY PROVISIONS

Item 23.      Financial Statements..................... FINANCIAL STATEMENTS

PART C
------

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

Prospectus                                                             [Date]
                                CAPITAL SIX VA
                  FLEXIBLE PREMIUM VARIABLE ANNUITY CONTRACTS
                                   Issued by
                     FIRST VARIABLE LIFE INSURANCE COMPANY

Our Marketing and Executive Office:                 Our Variable Service Center:
2122 York Road                                      P.O. Box 1317
Oak Brook, IL 60523                                 Des Moines, IA 50305-1317
Automated Information Line:                         (800) 845-0689
(800)-59-FUNDS

Or, for express deliveries:
1206 Mulberry Street
Des Moines, IA 50309

The Contract described in this prospectus provides for the payment of monthly annuity payments on a fixed or variable basis beginning on a preselected Annuity Date. The Contract also permits you to accumulate Account Value until the Annuity Date, based on the payments you make, the charges and expenses of the Contract, and the investment results of your underlying investment options. You have the flexibility to adjust the amount and frequency of payments, and may use the Contract as "Qualified Contract" in a tax-qualified retirement plan or as a "Non-Qualified Contract" for other long-term savings and retirement purposes.

You may allocate your payments and your Contract's Account Value among nine different investment options, or to our Fixed Account. The investment options are available through our segregated asset account called First Variable Annuity Fund E (the "Separate Account"). The Separate Account invests in selected portfolios of two mutual funds. The portfolios currently available under the Contract are:

                      ----------------------------------------------------------
                                 SEPARATE ACCOUNT INVESTMENT OPTIONS
        ------------------------------------------------------------------------
                                                                      Federated
                                                                      Insurance
          Mutual       Variable Investors Series Trust ("VIST")        Series
           Fund                                                        ("FIS")
        ========================================================================
                      Small      Growth     Growth     Multiple      Prime Money
                       Cap                    &       Strategies       Fund II
                      Growth                Income
        Portfolios    ----------------------------------------------------------
                      Matrix     World       High        U.S.
                      Equity     Equity     Income    Government
                                             Bond        Bond
        ---------------------------------------------------------


This prospectus contains information you should know before investing. Additional information about the Contract and Separate Account is in our Statement of Additional Information (the "Statement"). For a free copy, please write to our Variable Service Center or call the number shown above. The Statement, dated _______________, has been filed with the Securities and Exchange Commission and is incorporated into this prospectus by reference. The table of contents of the Statement is on page __ of this prospectus.

        The Contracts:
        .    are not bank deposits;
        .    are not federally insured;
        .    are not endorsed by any bank or government agency; and
        .    are not guaranteed and may be subject to loss of principal.

Neither the Securities and Exchange Commission nor any state securities commission approved or disapproved these securities or passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense. This prospectus is accompanied by the current prospectuses of the Variable Investors Series Trust and Federated Insurance Series. All prospectuses should be read and retained for future reference.

We have not authorized any person to give any information not contained in this prospectus (or in any sales literature we have approved.) We do not offer the Contracts everywhere, and this prospectus does not constitute an offer anywhere that it would be unlawful. In certain jurisdictions, various time periods and other terms and conditions may vary from what is described in this prospectus. Any such variations that apply to your Contract will be included in the Contract or a related rider or endorsement.

                               TABLE OF CONTENTS
DEFINITIONS...............................................................
HIGHLIGHTS................................................................
FEE TABLE AND EXAMPLES....................................................
THE COMPANY...............................................................
THE SEPARATE ACCOUNT......................................................
YOUR INVESTMENT OPTIONS...................................................
Variable Investors Series Trust...........................................
Federated Insurance Series................................................
Fixed Account Option......................................................
Transfers Among Investment Options........................................
  Before the Annuity Date.................................................
  During the Annuity Period...............................................
  General Requirements....................................................
  Systematic Transfers  Dollar Cost Averaging.............................
  Asset Rebalancing Program...............................................
    Restrictions on Transfers.............................................
    Automatic Transfer of Small Accounts..................................
  Telephone Transactions..................................................
  Changes to Investment Options...........................................
MORE ABOUT CHARGES AND DEDUCTIONS.........................................
  Administrative Charge...................................................
  Annual Contract Maintenance Charge......................................
  Mortality and Expense Risk Charge.......................................
  Optional Enhanced Death Benefit Charge..................................
  Premium Taxes...........................................................
  Withdrawal Charge.......................................................
    Withdrawal Charge Percentages.........................................
    Partial Withdrawals...................................................
    Free Withdrawal Amount................................................
    Waiver of Withdrawal Charge...........................................
  Purpose of Contract Charges.............................................
  Other Charges and Expenses..............................................
    Fund Expenses.........................................................
    Income Taxes..........................................................
    Special Service Fees..................................................
    Elimination or Reduction of Charges and Expenses......................
THE CONTRACT..............................................................
Application and Issuance of a Contract....................................
  Free Look Right.........................................................
  Delayed Investment Allocation Date......................................
Purchase Payments.........................................................
  General Requirements....................................................
  Conversion to Accumulation Units........................................
  Automatic Investment Plan...............................................
Contract Value............................................................
  Accumulation Unit Value.................................................
  Reports.................................................................
Ownership.................................................................
  Assignment..............................................................
Change of Designations....................................................
  Owner...................................................................
  Annuitant...............................................................
  Beneficiary.............................................................
  Restrictions on Qualified Contracts.....................................

                         TABLE OF CONTENTS (continued)
  Minimum Value Requirements..............................................
    Termination of Small Accounts.........................................
    Transfer of Small Contract Value......................................
DEATH BENEFIT PROVISIONS..................................................
  Death of the Annuitant..................................................
  Death of the Owner......................................................
    Basic Death Benefit...................................................
    Bonus Death Benefit...................................................
    Optional Enhanced Death Benefit.......................................
  Payment of Death Benefit................................................
  Owners Other than a Single Person.......................................
  Beneficiaries...........................................................
ANNUITY PROVISIONS........................................................
  Annuity Date............................................................
  Annuity Payments........................................................
    Allocation............................................................
    Amount................................................................
    Annuitization Bonus...................................................
    Variable Annuity Payments.............................................
  Annuity Options.........................................................
    Option A. Life Annuity................................................
    Option B. Life Annuity with Periods Certain of 60, 120,
      180 or 240 Months...................................................
    Option C. Joint and Survivor Annuity..................................
    Option D. Joint and Contingent Annuity................................
    Option E. Fixed Payments for a Period Certain.........................
  Misstatement of Age or Sex..............................................
WITHDRAWALS...............................................................
  Partial Withdrawals.....................................................
  Systematic Withdrawals..................................................
  Tax Penalties and Restrictions..........................................
  Texas Optional Retirement Program.......................................
  Suspension of Payments or Transfers.....................................
PERFORMANCE INFORMATION...................................................
  Federated Prime Money Fund II Portfolio.................................
  Other Portfolios........................................................
FEDERAL TAX MATTERS.......................................................
  General.................................................................
  Death Benefits..........................................................
  Diversification.........................................................
  Contracts Owned by Other than Natural Persons...........................
  Multiple Contracts......................................................
  Income Tax Withholding..................................................
  Withdrawals from Non-Qualified Contracts................................
  Qualified Plans.........................................................
    H.R. 10 Plans.........................................................
    403(b) Annuities......................................................
    Traditional IRAs and Roth IRAs........................................
    Corporate Pension and Profit-Sharing Plans............................
    Section 457 Plans.....................................................
  Withdrawals from Qualified Contracts....................................
  Tax Sheltered Annuities - Withdrawal Limitations........................
  OTHER MATTERS...........................................................
  Financial Statements....................................................
  Distribution............................................................
  Legal Proceedings.......................................................
  Transfers by Company....................................................
  Voting Rights...........................................................
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION..............
APPENDIX A. Accumulation Unit Data........................................

                                  DEFINITIONS

Account Value - The value of a Contract during the Accumulation Period.

Accumulation Period - The time between the Contract Date and the Annuity Date.

Accumulation Unit - An accounting unit of measure used to calculate the Account Value.

Annuitant - The natural person on whose life annuity payments are based.

Annuity Date - The date on which annuity payments are scheduled to begin.

Annuity - A series of payments we make to the payee you select. "Fixed" annuity payments are those where we guarantee the dollar amount of each payment. "Variable" annuity payments are those where the dollar amount of each payment will change to reflect the investment experience of the applicable Separate Account Investment Option.

Business Day - Each day the New York Stock Exchange is open for regular trading, The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day.
Each Business Day ends at the close of regular trading for the day on the exchange, which usually is 4:00 p.m. Eastern time.

Contract Anniversary - An anniversary of the Contract Date.

Contract Date - The date the Contract takes effect, as shown on the Owner's Contract data page.

Contract Month - Each one-month period beginning on the Contract Date and generally on the same day of each month after that.

Contract Quarter - One quarter of a Contract Year. The first Contract Quarter begins on the Contract Date and ends on the last Business Day of the third Contract Month.

Contract Year - One year from the Contract Date and from each Contract Anniversary.

Withdrawal Value - The value of a Contract available during the Accumulation Period upon surrender or withdrawal. Withdrawal Value equals your Account Value reduced by any applicable withdrawal charges, any taxes not previously deducted, and by any annual deductions for the Contract Year.

                                   HIGHLIGHTS

These highlights discuss certain important aspects of the Contract. The rest of this prospectus explains these and other aspects in greater detail. Be sure to read the prospectus and the prospectuses of the Funds for more complete information.

How do investment results affect a Contract?

You invest purchase payments and the Account Value under your Contract in one or more of the investment options we offer. Your Account Value increases or decreases by the amount of any positive or negative return it earns in those options. Your Account Value also will decrease by the amount of all charges and deductions we make under your Contract.

Account Value invested in our Separate Account investment options is not guaranteed, and you bear the entire investment risk under those options. Account Value allocated to our Fixed Account, however, is provided with our guarantees of principal and a minimum 3% rate of interest on an annual basis.

After the Annuity Date, the investment results of our Separate Account will affect the dollar amount of variable annuity payments. If you select a fixed annuity, we will guarantee the amount of each annuity payment.

How much can I (or must I) invest in a Contract?

We generally require you to make a minimum initial purchase payment of $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts. You may make additional purchase payments after that, but each additional purchase payment must be at least $200.

We will reduce our minimum purchase payment requirements if you participate in certain automatic investment plans described in this prospectus. We reserve the right to decline any purchase payment and, unless we consent otherwise, the maximum amount of all payments for a Contract cannot exceed $1 million.

Will I have access to my Account Value?

You may take amounts from your Contract's Withdrawal Value at any time up to the Annuity Date. You may surrender (i.e., cancel) your Contract at any time up to the Annuity Date, and we will pay you the Withdrawal Value.

You may take a "free withdrawal amount" from your Account Value each year up to the Annuity Date without the imposition of a Withdrawal Charge. The annual free withdrawal amount is equal to 15% of your purchase payments.

On the Annuity Date, we will use your Account Value to determine the amount of annuity payments that we will make. (We will use the Withdrawal Value instead of the Account Value if annuity payments begin during the first 2 Contract Years.)

What general income tax consequences will I have from owning a Contract?

A 10% percent federal income tax penalty may apply to the income portion of any distribution that you take from a Non-Qualified Contract before you are age 59 1/2, with certain exceptions. Separate tax withdrawal penalties and restrictions apply to a Qualified Contract.

This prospectus contains more information in the FEDERAL TAX MATTERS section, including a discussion of owner control of the underlying investments in a variable annuity contract and general information on the taxation of death benefits.

What are the charges and deductions under a Contract?

We make the following charges and deductions:

Daily Deductions - composed of an administrative charge at an annual rate of
 .25% of the daily net assets in each Separate Account Investment Option, and a mortality and expense risk charge at an annual rate of 1.25% of the daily net assets in each Separate Account Investment Option.

Annual Deductions - composed of a contract maintenance charge of $30 if your Account Value is less than $100,000, and any charges for optional additional benefit riders.

Withdrawal Charge - will be assessed from certain withdrawals of Account Value during the first 6 Contract Years or if you surrender your Contract during that time. It will also be deducted if the Annuity Date is within the first 2 Contract Years. The Withdrawal Charge varies for each of the 6 Contract Years, and ranges from 7% of purchase payments in the first Contract year to 2% of purchase payments in the sixth Contract Year.

Premium Taxes - no deductions are made for premium or other taxes payable to a state or other governmental entity, unless imposed by the state where you reside.

Fund Expenses - There are deductions and expenses paid out of the assets of the Funds that are described in the accompanying prospectuses for the Funds.

Other Expenses - currently none, but we reserve the right to impose charges for other taxes that may be payable and are attributable to the Contracts in the future.

Owner Transaction Expenses

----------------------------------------------------------------
Sales Load on Purchase Payments                             NONE
Withdrawal Charge - as a percentage of purchase
payments:
   Contract Year 1                                            7%
   Contract Year 2                                            6%
   Contract Year 3                                            5%
   Contract Year 4                                            4%
   Contract Year 5                                            3%
   Contract Year 6                                            2%
   Contract Year 7+                                         NONE

Transfer Fee - on transfers of Account Value                NONE
 between Investment Options

Annual Contract Maintenance Charge - waived for              $30
 Contracts with Account Value of $100,000 or more

Optional Annual Enhanced Death Benefit Charge*             0.35%
 as a percentage of average Account Value

Separate Account Expenses - as a percentage of
 average Account Value
   Administrative Charge                                   0.25%
   Mortality and Expense Risk Charge                       1.25%
                                                           -----
Total Separate Account Annual Expenses                     1.50%
----------------------------------------------------------------

*If you elect the optional enhanced death benefit described in this prospectus, the annual charge is taken each year up to the Annuity Date or, if earlier, the Contract Anniversary before your 80th birthday.

                              SUMMARY OF EXPENSES

Annual Fund Expenses After Expense Reimbursements


-------------------------------------------------------------------------------------
                                                               Other
                                              Management     Operating        Total
VIST Portfolios                                  Fees        Expenses       Expenses*
---------------                                  ----        --------       ---------
Small Cap Growth
World Equity
Growth
Matrix Equity
Growth & Income
Multiple Strategies
High Income Bond
U.S. Government Bond
FIS Portfolio
-------------
Prime Money Fund II
-------------------------------------------------------------------------------------

* "Total Expenses" for the Portfolios before reimbursement by the relevant Fund's investment advisor, for the period ended December 31, 1998, were as follows: ___ % for the VIST Small Cap Growth Portfolio; ___% for the VIST World Equity Portfolio; ___% for the VIST Growth Portfolio; ____% for the VIST Matrix Equity Portfolio; ___% for the VIST Growth & Income Portfolio; ___% for the VIST Multiple Strategies Portfolio; ___% for the VIST High Income Bond Portfolio; ___% for the VIST U.S. Government Bond Portfolio and ___% for the FIS Prime Money Fund II Portfolio of average daily net assets.

Expenses on a Hypothetical $1,000 Contract, Assuming 5% Growth:


                           If you surrender or Annuitize a Contract during the     If you do not surrender or if you Annuitize after
                                         first 2 Contract Years                                    2 Contract Years

VIST Portfolios            1 Year         3 Years        5 Years      10 Years      1 Year       3 Years      5 Years     10 Years
---------------            ------         -------        -------      --------      ------       -------      -------     --------
Small Cap Growth
World Equity
Growth
Matrix Equity
Growth & Income
Multiple Strategies
High Income Bond
U.S. Government Bond
FIS Portfolio
-------------
Prime Money Fund II
------------------------------------------------------------------------------------------------------------------------------------

Do not consider the example a representation of past or future expenses. Actual expenses may be greater or less than those shown. For example, the example does not reflect premium tax charges or the charge for an Optional Enhanced Death Benefit. The impact of the 15% free withdrawal amount is also not reflected because it is not available on a full surrender of a Contract.

                     FIRST VARIABLE LIFE INSURANCE COMPANY

We are a stock life insurance company that was organized under Arkansas law in 1968. We engage principally in the business of variable life insurance,
variable annuities, and fixed annuities.   We hold licenses to sell insurance in
49 states, the District of Columbia and the U.S. Virgin Islands. Irish Life of North America, Inc. ("ILoNA") owns all of our outstanding stock, and Irish Life plc ("Irish Life") in turn, owns all of ILoNA. Irish Life commenced operations in 1939 through a consolidation of a number of Irish and British life offices transacting business in Ireland. In terms of assets, Irish Life controls over 50% of the Irish domestic life insurance market. As Ireland's leading institutional investor, it owns in excess of 10% of the leading Irish publicly traded stocks. Irish Life, through its international subsidiaries, conducts business in Ireland, the United Kingdom, the United States, and Europe. As of the end of 19__, the Irish Life consolidated group had in excess of $__ billion in assets. ILoNA is a Delaware corporation, incorporated as Carrig International, Inc. in 1986.

We have an A (Excellent) rating from A.M. Best, an independent firm that analyzes insurance carriers. Best assigns that rating to companies that have a strong ability to meet obligations to policyholders over a long period of time. We also have an AA- rating from Standard and Poor's and an AA- rating from Duff & Phelps Credit Rating Co. on claims paying ability. Our financial strength enhances our ability to satisfy our obligations under the Contracts.

                              THE SEPARATE ACCOUNT

We authorized the establishment of First Variable Separate Account E (the "Separate Account) under Arkansas law on December 4, 1979; and we have registered the Separate Account with the Securities and Exchange Commission ("SEC") as a unit investment trust-type investment company.

The Separate Account's assets belong to us. However, our other creditors could reach only the amount (if any) in the Separate Account that exceeds the current value of our obligations to policyholders who have chosen a Separate Account investment option.

The Separate Account has several different investment options within it. We invest the assets allocated to each investment option in one Portfolio of VIST or FIS.

We may add other investment options to the Contracts that, in turn, may be invested in other Portfolios of VIST or FIS, or in portfolios of other mutual funds. We may restrict these other investment options to customers of specified distributors.


                            YOUR INVESTMENT OPTIONS

The Available Options

You may allocate your premium payments and existing Account Value to one or more of our Separate Account investment options and/or to our Fixed Account. The currently available Portfolios for our Separate Account investment options are listed on the cover page of this prospectus. More information, including a discussion of potential risks, appears in the current prospectuses for the VIST and FIS mutual funds, which accompany this prospectus. (The prospectuses for the funds may also describe other portfolios that are not available under a Contract.) You should read this prospectus and the prospectuses for the funds carefully before investing in any Separate Account investment option.

We do not guarantee that continued purchase of Portfolio shares will remain appropriate in view of the purposes of the Separate Account. If shares of a Portfolio are no longer available for investment by the Separate Account or if, in our judgment, further investment in the shares should become inappropriate or inadvisable in view of the purpose of the Contracts, we may substitute shares of another portfolio or investment vehicle for shares already purchased or to be purchased in the future. We also may, in our discretion, remove Portfolios for transfers or new investments. No substitution of securities may take place without prior approval of the SEC, to the extent required, and in compliance with requirements the SEC may impose.

We may also combine separate account investment options or operate them in any form permitted by law, including a form that allows them to make direct investments.

This prospectus generally describes only the Contract and Separate Account investment options. Because of certain exemptions, interests in our Fixed Account are not registered under the securities laws, nor have we registered the Fixed Account as an investment company. Accordingly, the protections of the federal securities laws do not apply to our Fixed Account. We will credit your Account Values in the Fixed Account with at least a minimum effective rate of interest per year. We may credit additional amounts of "current" interest in our sole discretion. New purchase payments and transfers from the Separate Account to the Fixed Account may each receive different current interest rate(s) than the current interest rate(s) credited to Account Value that has been previously invested in the Fixed Account. We determine current interest rates in advance, and credit interest daily to your Account Value in the Fixed Account.

Transfers Among Investment Options

General Requirements. You may transfer Account Value among investment options by written request or telephone. The minimum amount you may transfer is the lesser of (a) $1,000 or

(b) your entire interest in the applicable investment option. You should mail, fax or express written transfer requests to our Variable Service Center shown on the front cover of this prospectus. You can also request a transfer by phoning 1-800-845-0689.

Transfer requests must clearly specify the amount to be transferred and the
investment options affected.   All transfer requests made at the same time for
Separate Account investment options will be treated as a single request. The transfer will be effective at the prices we next compute after we receive the transfer request at our Variable Service Center.

Unless we consent, transfers from the Fixed Account to other investment options during the first Contract Year cannot total more than 25% of the Fixed Account Value on the Contract Date.

After the first Contract Year, your transfers from the Fixed Account during the Accumulation Period may not exceed the greater of:
 .  25% of your Account Value in the Fixed Account as of the immediately preceding Contract Anniversary; or
 . 100% of your Account Value in the Fixed Account that you transferred to other investment options during the immediately preceding Contract Year.


After the Annuity Date, you may make a transfer once each Contract Year, subject to certain procedures outlined in the Contract:
 .  from one or more Separate Account investment options to other Separate
   Account Investment Options; or
 .  to the Fixed Account.

No transfers are permitted from the Fixed Account to the Separate Account once annuity payments begin.

Automatic Transfer Programs - You can participate in automatic transfer arrangements, including dollar cost averaging and asset rebalancing programs. You initiate these programs by making a written or telephone request to our Variable Service Center shown on the front cover of this prospectus. We make the automatic transfers on the last business day of whichever of the following intervals you request: quarterly, semi-annually, annually, monthly (for dollar cost averaging only), or at any other interval that we approve. You may request us to cease automatic transfers at any time.

Automatic transfers from the Fixed Account are subject to the restrictions described above in General Requirements (except that, for dollar cost averaging only, you can transfer up to 100% of your Account Value in the Fixed Account within one Contract Year if you have selected the monthly interval.) We currently do not charge you for an automatic transaction program, although we reserve the right to do so in the future.

The dollar cost averaging program permits transfers from the Prime Money Fund II investment option or the Fixed Account to other Separate Account investment options on a regularly scheduled basis. Such systematic transfers may prevent investing too much when the price of securities is high or too little when the price is low. There is no guarantee of this, however. Also, since systematic transfers, such as dollar cost averaging, involve continuous investment regardless of fluctuating price levels, you should consider your ability to continue purchases through periods of low price levels.

The minimum amount, for each dollar cost averaging transfer, is $100. You must have $1,200 of Account Value in the Prime Money Fund II investment option or the Fixed Account, as applicable, before a "dollar cost averaging" program may begin. Transfers from the Fixed Account are also subject to the restrictions above, except that 100% of amounts in the Fixed Account may be systematically transferred before the Annuity Date if transfers are made monthly for a one-year period.

The asset rebalancing program enables you to select the percentage levels of Account Value you wish to maintain in particular investment options. At the intervals you select, we will automatically rebalance your Account Value to maintain the indicated percentages by transfers among the investment options. You must include all of your Account Value allocated to the Separate Account investment options in any asset rebalancing program.

Other investment programs, such as systematic transfers and systematic withdrawals, or other transfers or withdrawals may not work well in concert with the asset rebalancing program. Therefore, you should monitor your use of these programs while the asset rebalancing program is being used.

We currently do not charge for enrolling in these programs, but we reserve the right to do so.

Restrictions on Transfers. Generally, you may make an unlimited number of transfers in any Contract Year. Frequent requests to transfer, however, may have a detrimental effect on the value of Portfolio shares held in the Separate Account. We may therefore limit the number of permitted transfers in any Contract Year, or refuse to honor any transfer request for an owner or a group of owners, if:

 .  the purchase or redemption of shares of one or more of the Portfolios is to be restricted because of excessive trading ; or . if a specific transfer or group of transfers is deemed to have a detrimental effect on Account Value or Portfolio share prices.

We may also at any time suspend or cancel acceptance of third party transfer requests on behalf of an Owner; or restrict the Investment Options that will be available for such transfers. Notice will be provided to the third party in advance of the restrictions. We will not impose any restrictions, however, if we have received satisfactory evidence that:

 .  you, as Owner, have appointed the third party to act on your behalf for all financial affairs; or
 . a court of competent jurisdiction has appointed the third party to act on the Owner's behalf.

We also reserve the right at any time and without prior notice to otherwise modify, suspend or stop the transfer privileges.

Automatic Transfer of Small Accounts. We reserve the right, subject to any applicable law, to transfer Account Value from any investment option if less than $250, to the investment option with the greatest Account Value.

Mixed and Shared Funding

We buy shares of VIST and FIS for the Separate Account in connection with the Contracts, and for allocation to separate accounts funding variable annuity policies and other variable life insurance policies issued by us. VIST and FIS offer shares to other insurance companies and to other separate accounts, either affiliated or unaffiliated with us, for the same purpose. In the future, it may conceivably become disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in one or more of the VIST or FIS Portfolios simultaneously, if the interests of variable life insurance and variable annuity policy owners differ. The boards of trustees of VIST and FIS intend to monitor events to identify any material irreconcilable conflicts which may arise and to determine what action, if any, they or the insurance companies should take in response.


                       MORE ABOUT CHARGES AND DEDUCTIONS

Daily Deductions

Each Business Day, we deduct an administrative charge and a mortality and expense risk charge, both before and after the Annuity Date, that we calculate as a percentage of your Contract's net assets in each Separate Account investment option. The annual rate for the administrative charge is 0.25%, and the annual rate for the mortality and expense risk charge is 1.25%.

Annual Deductions

At the end of each Contract Year, we make an annual deduction from each
Contract's  Account Value.   We make the deduction from your Investment Options
in proportion to the amount of your Account Value in each (i.e., on a "pro-rata basis") or by any other method you select and we approve.

For example, we will permit you to have deductions first taken from one or more pre-selected investment options. You may also request deductions to first be taken from the Separate Account investment option that has had the best investment performance over the prior Contract Month.

The annual deductions are generally taken on each Contract Anniversary, based on your Account Value at that time. If your Annuity Date is not a Contract Anniversary, however, we will calculate the annual deductions on the Annuity Date. Similarly, if you surrender your Contract, or make a total withdrawal at a time other than a Contract Anniversary, we will calculate the annual deductions on the transaction date.

The annual deductions include the following charges:

Annual Contract Maintenance Charge. This charge is $30.00 per Contract Year for each Contract Year during the Accumulation Period. We will waive this charge for a Contract Year if your Account Value for that year is $100, 000 or more.

Optional Enhanced Death Benefit Rider Charge. If you have elected to add this optional additional benefit to your Contract, we will deduct an annual charge of 0.35% of your Account Value. The charge is not taken for any Contract Year that begins after:

 .  the Annuity Date;
 .  your 80th birthday;
 .  the date of your death; or
 .  the rider otherwise terminates.

Withdrawal Charge

We may assess a withdrawal charge if you withdraw Account Value or surrender your Contract during the first 6 Contract Years. We will also impose the withdrawal charge on the Annuity Date if the Annuity Date is within the first 2 Contract Years.

We determine the withdrawal charge by applying the percentages shown in the Fee Table to the purchase payments we deem withdrawn or surrendered or if the Annuity Date is within the first 2 Contract years. Purchase payments are deemed withdrawn or surrendered in the order in which they are made. We take withdrawal charges from your Investment Options on a pro-rata basis, or by any other method you select and we approve.

If the Account Value remaining in an Investment Option after a partial withdrawal is insufficient to cover the applicable withdrawal charge, we will deduct the charge from the amount withdrawn.

Free Withdrawal Amount. We will not assess a withdrawal charge on a partial withdrawal of Account Value until the amount withdrawn for that Contract Year exceeds a "free withdrawal amount" equal to 15% of your purchase payments.

The 15% withdrawals do not reduce purchase payments for purposes of computing the withdrawal charge. The charge will continue to apply to the amount withdrawn or surrendered during any of the first 6 Contract Years that exceeds 15% of Purchase Payments. The unused portion of the "free withdrawal amount" for one Contract Year does not carry over to the next Contract Year.

The free withdrawal amount is not available on a total withdrawal of Account Value, a surrender of your Contract, or on withdrawal requests that would result in less than $1,000 of remaining Account Value.

Waiver of Withdrawal Charge. We will waive the withdrawal charge:
 .  if any death benefits are paid; or
 . if your Account Value is applied after the first 2 Contract Years to an Annuity Option.

We also will waive the withdrawal charge (where permitted):
 . if you or your spouse is diagnosed with a terminal illness (we may require evidence of such illness, including an examination by a licensed physician of our choice); or
 . after the first Contract Year, if you or your spouse is confined in a qualifying nursing home for 90 consecutive days immediately preceding the Contract Anniversary.

To qualify for a waiver of charges based on confinement in a qualifying nursing home, you or your spouse must never have been confined in a qualifying nursing home at the time you apply for a Contract.

The availability and requirements of the terminal illness and/or nursing home waiver may vary from state to state. Your Contract will contain a complete description of changes and requirements for any terminal illness and nursing home waiver.

Premium Taxes

We will deduct premium taxes or other taxes payable to a state or other governmental entity from your Contract. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin. We currently intend to deduct premium taxes when incurred. Premium taxes generally range from 0% to 4%.

Other Charges and Expenses

Fund Expenses. Our Separate Account purchases shares of the Portfolios of VIST and FIS at net asset value, which reflects investment management fees, other operating expenses and any expense reimbursement paid by an investment adviser to the applicable Portfolio. (See "Highlights - Fund Expenses.")

Income Taxes. While we currently do not reduce Account Value for federal income taxes of the Separate Account, we reserve the right to do so, if we determine that we will incur a tax because of the operation of the Separate Account. We will deduct for any income taxes incurred as a result of the operation of the Separate Account whether or not our possible reserve for taxes was sufficient.

We will deduct any withholding taxes required by applicable law when amounts are distributed from a Contract.

Special Service Fees.  We do not charge you for special services, such as
additional reports, dollar cost averaging, and asset rebalancing.   Although we
do not currently intend to do so, we reserve the right to charge you for these special services in the future.

Elimination, Reduction or Refund of Charges and Deductions

We may eliminate, reduce, or refund any charges and deductions on a Contract when sales of Contracts are made to certain individuals or to group and sponsored arrangements. We will do this when we expect savings of sales, administration or other expenses, or a reduction in the level of risks we expect
to assume under the Contracts.   (This prospectus describes such groups under
"Group and Sponsored Arrangements" below.) We determine any such adjustment to charges and deductions after examination of relevant factors such as:

 .  the size and type of group, because large numbers of Contracts tend to lower our per-Contract expenses;
 .  the total amount of premium payments to be received, because certain expenses tend to be a smaller percentage of larger premium payments;
 .  any prior or existing relationship we have with the purchaser, because of the likelihood of reduced marketing and implementation expenses;
 .  other circumstances, of which we are not presently aware, which could result in reduced expenses; and
 .  after a Contract is issued, if we anticipate expenses for later Contract
   Years that are lower than initially projected.

We also may eliminate, reduce or refund charges and deductions when we issue a Contract to an officer, director, employee or agent of ours or any of our affiliates. We do not, however, guarantee any adjustment in charges and deductions, and any adjustment may vary by group.

All adjustments will be made under our uniform administrative rules then in effect. In no event will adjustments to charges or deductions be permitted if the adjustment would be unfairly discriminatory to any person.

Group and Sponsored Arrangements. Group arrangements include those in which a trustee, employer, association or similar entity purchases individual Contracts covering a group of individuals on a group basis. An example of such an arrangement is a non-tax qualified deferred compensation plan. Sponsored arrangements include those in which an employer, an association or similar entity permits the Company to offer Contracts to its employees or members on an individual basis.

Gender-Neutral Policies. In 1983, the United States Supreme Court decided in Arizona Governing Committee v. Norris that certain annuity contracts may not be used to fund certain employee benefit programs where the contracts provided values and benefits that varied with the gender of the participant. We may therefor offer Contracts that do not vary by gender for use in connection with certain employee benefit programs. We recommend that any employer proposing to offer the Contracts to employees under a group or sponsored arrangement consult its attorney before doing so.

We may also offer the Contract with provisions and charges that are gender neutral in states where required, and where the "unisex" version of the Contract has been approved. Currently, the State of Montana prohibits the use of actuarial tables that distinguish between men and women in determining premiums and annuity benefits.

Purpose of Contract Charges

We have designed the Contract charges to cover our direct and indirect costs of selling, administering and providing benefits under the Contracts. Taken together, these charges are also designed to compensate us for the risks we assume. These include:

 . mortality risks (such as the risk that Contract owners may, on average, die before we expect, or Annuitants may, on average, live longer than we expect, thereby increasing the amount of claims we must pay);
 . investment risks (such as the risk that adverse investment performance will make it more costly for us to provide the death benefits under the Contracts or reduce the amount of our asset-based fee revenues below what we anticipate);
 . sales risks (such as the risk that we sell fewer Contracts and receive lower net revenue than we expect, thereby depriving us of expected economies of scale);
 .  regulatory risks (such as the risk that tax or other regulations may be changed in ways adverse to issuers of annuity contracts); and . expense risks (such as the risk that the costs of administrative services that we must provide will exceed what we currently project).

If, as expected, the charges we collect from the Contracts exceed our total costs concerning the Contracts, we earn a profit. Otherwise, we incur a loss. We have set the current and maximum rates of certain of our charges with reference to estimates of the amount of specific types of expenses or risks that we will incur. In some cases, this prospectus identifies such expenses or risks in the name of the charge: e.g., the administrative charge, contract maintenance charge, and mortality and expense risk charge.

However, the fact that any charge bears the name of a particular expense or risk does not mean the amount we collect from that charge will never be more than the amount of such expense or risk. It also does not mean that we may not be compensated for such expense or risk out of any other charges deducted under terms of the Contracts.

                                  THE CONTRACT

Application and Issuance of a Contract

If you wish to purchase a Contract, you must submit an application to our Variable Service Center, together with the minimum required initial Purchase
Payment.   You select:

 .  the Annuitant, Annuity Date, and Annuity Option;
 .  the investment options to which we will allocate your purchase payment;
 .  the Beneficiary who will receive death benefits under the Contract if you die during the Accumulation Period; and
 .  any optional additional benefit riders.

We generally will not issue Contracts to owners and Annuitants older than age
85. We will review an application under our underwriting rules, and we may request additional information or reject the application. We will not retain a purchase payment for more than 5 business days while processing an incomplete application unless the purchaser has authorized us to do so. If we decline an application, we will refund any purchase payment made.

If you or the Annuitant is older than age 70 1/2, you should consult with a qualified tax adviser on the impact of minimum distribution requirements under your tax-qualified retirement plan before purchasing a Qualified Contract. We recommend that any required annual minimum distribution amount be withdrawn from your existing tax qualified retirement plan before amounts are transferred to purchase a Qualified Contract. (See "FEDERAL TAX MATTERS - Withdrawals from Qualified Contracts.")

"Free Look Right." You have the right to review your Contract during an initial inspection period specified in the Contract and, if dissatisfied, to return it to us or to the agent through whom you purchased it. We will refund the Account Value on a Contract returned during the permitted period, unless state law requires a different amount. The "free look" period is typically 10 days, but may be greater depending on state requirements.


Purchase Payments

General Requirements. Your initial purchase payment is due on the Contract Date and is generally required to be at least $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts. Each subsequent purchase payment is generally required to be $200. We reserve the right to decline any purchase payment, and, unless we consent otherwise, the maximum permitted total for all your purchase payments is $1 million.

Automatic Investment Plan. We will permit you to pay lower purchase payments for a Contract if you choose to make payments by pre-authorized transfers from a checking account. If you so choose, we will lower our initial purchase payment requirements:

 . to $1,000 for a Non-Qualified Contract, as long as you furnish us with bank draft instructions for subsequent purchase payments of at least $100 each; and
 . to $500 for a Qualified Contract, as long as you furnish us with bank draft instructions for subsequent purchase payments of at least $100 each.

We will require, however, that the checking account be with a bank that is a member of the Automated Clearing House (ACH). If you choose this method of making payment, your purchase payments may only be allocated initially to Separate Account investment options, although you may later transfer Account Value to the Fixed Account.

We may further reduce our minimum purchase payment requirements for automatic investment plans under certain group sponsored arrangements. We also may suspend or end your participation in the automatic investment if there are insufficient funds in the checking account to cover any transfer.

Termination of Small Accounts. We reserve the right to cancel a Contract if your Withdrawal Value falls below $1,000, and we have not received any purchase payments during the current Contract Year and the preceding 2 Contract Years. Before doing so, we will provide you with a 30 day period to make an additional payment and increase your Account Value above the minimum amount. We will send a notice of the need to make additional purchase payments to your last known address.

Allocation of Purchase Payments

General. We allocate the purchase payments you make (after any deductions) to the investment options you select. We use "Accumulation Units" to keep track of your interest in any Separate Account investment option you select. We determine the number of Accumulation Units credited to a Contract by dividing the amount allocated to a Separate Account investment option by the value of the applicable Accumulation Unit next determined after receipt of your purchase payment. We calculate Accumulation Unit Values as of the end of each Business Day. Purchase payments allocated to the Fixed Account are credited in dollars. Premium payments are generally allocated to the Separate Account or the Fixed Account as of the later of the Contract Date or the date we receive your payment.

Delayed Investment Allocation Date. We reserve the right to allocate purchase payments to the Prime Money Fund II investment option for an investment delay period before they will be invested (together with any investment gain) in any other investment option(s) you designate. In that case, we would reallocate your Account Value to the investment options you have selected at the end of your Contract's "free look" period. We would measure the investment delay period from the date your Contract is issued from our Variable Service Center and would include up to 5 extra days in addition to the applicable "free look" inspection period to provide time for mail or other delivery of the Contract to you.

If we elect to delay your investment allocation date, your Contract will contain a provision to that effect.

Telephone Transactions

You may initiate various transactions by calling 1-800-845-0689. These are: transfers of Account Value, notification of a change in your address, change of premium allocations among investment options, partial withdrawal requests, and systematic withdrawals. You may authorize your representative to make these calls on your behalf.

You may also call 1-800-59-FUNDS for current Accumulation Unit values, current Account Value, and for telephone transfers of Account Value.

If you own a Contract jointly with another owner, unless both owners have advised us to the contrary, we will accept instructions from either one of the joint owners.

We will use reasonable procedures (such as requiring identifying information from the caller, tape recording the telephone instructions, and providing written confirmation of the transaction) in order to authenticate instructions communicated by telephone. You will be responsible for any telephone instructions we reasonably believe to be genuine. Therefore, you will bear any losses arising from any errors in the communication of instructions. If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable to you for any losses due to dishonored or fraudulent instructions. We may modify or terminate our procedures for telephone transactions at any time.

                          CONTRACT BENEFITS AND VALUES

Determination of Account Value

Your Account Value under a Contract includes its value in the Separate Account and in the Fixed Account. Your Account Value in a Separate Account investment option at any time before the Annuity Date equals the number of Accumulation Units you hold in that option multiplied by the then-current value of one such Accumulation Unit. We compute this value in such a way that the investment return on your Account Value in any Separate Account investment option will differ from the total return achieved by the underlying Fund Portfolio only by the amount of the charges and deductions we make under your Contract from that investment option.

Your Account Value in the Fixed Account investment option earns fixed rates of interest as described elsewhere in this prospectus. Your Account Value in the Fixed Account will increase by the amount of such interest, but will decrease by the amount of any charges or deductions that we take from that account for your Contract.

Your Account Value in any investment option will also vary by the amount of transfers we make among those components of Account Value in response to requests that you make. Your Account Value in each investment option also will increase by the amount that you direct to that option from your purchase payments and will decrease by the amount of any withdrawals that you take from that option (including any applicable withdrawal charges).

Death Benefits Before the Annuity Date

Death of the Annuitant. We generally do not pay a death benefit if you are not the Annuitant and the Annuitant dies before the Annuity Date. Instead, you may designate a new Annuitant within 30 days of the Annuitant's death. If you do not, you will become the Annuitant. If you are a non-natural person, however, the death of the Annuitant is treated as your death and a new Annuitant cannot be designated.

Death of the Owner. If we receive proof that you have died before the Annuity Date, we will pay a death benefit to the Beneficiary. (If you are a non-natural person, we will consider the Annuitant to be "you" for purposes of determining a death benefit.) You may elect for the death benefit to be paid in a single sum or under one of our other Annuity Options. If no such election is in effect, the Beneficiary may make an election during a 60-day period following our receipt of proof of death. We will hold up payment of the death benefit in the meantime.

If the Beneficiary is your spouse, he or she may elect to become the owner of your Contract. If so, the Contract will continue in effect and we will not then determine a death benefit.

We will generally pay the entire death benefit within 5 years of the date of your death unless the Beneficiary elects to have the death benefit payable under an Annuity Option based on his or her life or lifetime expectancy; and distributions start within one year after the date of death.

The death benefit amount is the greater of:

 .  the BASIC DEATH BENEFIT; or
 . the BONUS DEATH BENEFIT in effect; or . the ENHANCED DEATH BENEFIT in effect.

If your Contract is owned jointly:
 .  we will determine a death benefit only when the first owner dies before the
   Annuity Date; and
 .  the Bonus Death Benefit and the Enhanced Death Benefit will not be available.

--------------------------------------------------------------------------------
BASIC DEATH BENEFIT. The Basic Death Benefit before the Annuity Date is the greater of:

 . your adjusted purchase payments (i.e., all amounts you paid for your Contract less any withdrawals of Account Value, and less any charges on your withdrawals of Account Value); or
 .  the Account Value on the date of  your death.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BONUS DEATH BENEFIT. The Bonus Death Benefit before the Annuity Date is the greater of:

 . the Account Value on the date of your death; or . the "Step-Up" amount we last determined, plus all purchase payments you have made since then.

On the Contract Date, we will determine the initial Step-Up amount, which will be the amount of your initial purchase payment. We will determine a new Step-Up amount at the end of 6 Contract Years, and at the end of each succeeding 6 Contract Years after that. Each new Step-Up amount will be the greater of:

 . the last Step-Up amount we determined; or . the current Account Value.

The BONUS DEATH BENEFIT ends if you make a withdrawal of any part of your Account Value. If you do not withdraw Account Value, the benefit ends when you attain age 80. Unless we agree otherwise, it will also end if you change the owner of your Contract.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ENHANCED DEATH BENEFIT. You may elect this optional benefit only at the time you purchase a Contract. If you do, it will increase the Annual Deductions from your Account Value.

The Enhanced Death Benefit before the Annuity Date is generally the sum of:

 . your adjusted purchase payments (i.e., all amounts you paid for your Contract less any withdrawals of Account Value, and less any charges on your withdrawals of Account Value); and
 .  interest accumulated at an annual rate of 4.5% to the date of your death.

The maximum Enhanced Death Benefit is twice the amount of your purchase payments for a Contract.

The ENHANCED DEATH BENEFIT ends when you attain age 80. Unless we agree otherwise, it will also end if you change the owner of your Contract.
--------------------------------------------------------------------------------

Optional Additional Benefit Riders

We intend to offer the Enhanced Death Benefit and other optional additional benefit riders subject to regulatory approval in your local area and to our underwriting and issuance standards. For more complete information about the riders and their availability, you should consult your sales representative or request a copy of the form of the rider in which you are interested. Coverage under these riders may increase the Annual Deductions under your Contract.

Surrender and Withdrawals

Surrender. You may surrender your Contract for its entire Withdrawal Value at any time before the Annuity Date by a signed written request conforming to our administrative procedures. We calculate the Withdrawal Value as of the close of the Business Day when your surrender request is received at our Variable Service Center. The Withdrawal Value equals your Account Value reduced by any applicable withdrawal charges, any taxes not previously deducted, and by any annual deductions for the Contract Year. Our liability to pay any death benefit ends when you surrender your Contract.

Withdrawals. You may make a partial withdrawal of the Contract's Withdrawal Value (minimum $1,000) before the Annuity Date. If a withdrawal request is made that reduces the remaining Withdrawal Value below $1,000, we may deem the Contract surrendered. In such event, the Contract will end and we will pay you the Withdrawal Value of the Contract.

We will take any withdrawals from your Policy's investment options on a pro-rata basis, unless you make a request in writing in advance for a different method. We reserve the right to approve or disapprove any such request.

Systematic Withdrawals. You may elect to take partial withdrawals under a systematic withdrawal program by either written or telephone request. Under the program, systematic withdrawals are made on the same day (or next Business Day) of each month or quarter. Systematic withdrawals may be transferred automatically to your bank account if your bank is a member of the Automated Clearing House (ACH). Systematic withdrawals are not allowed simultaneously with a dollar cost averaging program.

We do not currently impose a fee for systematic withdrawals, but may do so in the future. Partial withdrawals during a Contract Year that exceed the 15% "free withdrawal" amount are subject to a withdrawal charge. (The "free withdrawal" amount is not available if you surrender your contract. See the discussion in the "Withdrawal Charge--Free Withdrawal Amount" section of this prospectus.)

We reserve the right to modify, suspend or eliminate the systematic withdrawal program at any time.

Payment of Proceeds

We ordinarily will pay any Withdrawal Value (or death benefit proceeds) from the Separate Account investment options within 7 days after receipt by our Variable Service Center of a request (or proof of death), and all other required elections and documentation in a form satisfactory to us. However, we may delay payment or transfers from a Separate Account investment option in certain circumstances. (See "Suspension of Payments and Transfers.")

Tax Withholding and Tax Penalties. All distributions from your Contract, or portions thereof, which are included in your gross income are subject to federal income tax withholding. We will generally withhold federal taxes at the rate of 10% from each distribution, unless you have previously provided us with a written election not to have taxes withheld or to have taxes withheld at a different rate. Mandatory withholding rules apply to certain distributions from Qualified Contracts issued to 403(b) plans. Additionally, the Internal Revenue Code provides that a 10% penalty tax may be imposed on certain early surrenders and withdrawals. See the FEDERAL TAX MATTERS section of this prospectus for a general discussion.

Annuity Benefits

General. We will make annuity payments after the Annuity Date to the Annuitant unless you designate a different payee when you purchase a Contract. You may also designate a payee, or change a previously designated payee, by sending a written notice to the Variable Service Center at least 30 days before the Annuity Date.

Annuity Options. You elect the Annuity Option and may change it by written request to our Variable Service Center at least 30 days before the Annuity Date. If no Annuity Option election is in effect 30 days before the Annuity Date, we will make Annuity payments under Option B as a life Annuity with a 120 month period certain.

You can choose from the following Annuity Options, or any other option we approve:

--------------------------------------------------------------------------------
OPTION A - Life Annuity. Monthly payments during the lifetime of the Annuitant. Annuity payments cease when the Annuitant dies.

OPTION B - Life Annuity with Periods Certain of 60, 120, 180 or 240 Months. Monthly payments during the lifetime of the Annuitant, and in any event for 60, 120, 180 or 240 months certain, as selected.

OPTION C - Joint and Survivor Annuity. Monthly payments during the joint lifetime of the Annuitant and a designated second person. At the death of either payee, Annuity payments continue to the survivor payee. The survivor's Annuity payments will equal 100%, 75%, 66 2/3% or 50% of the amount payable during the joint lifetime, as chosen.

OPTION D - Joint and Contingent Annuity. Monthly payments during the lifetime of the Annuitant and continued during the lifetime of a designated second person after the Annuitant's death. The second person's Annuity payments will equal 100%, 75%, 66 2/3% or 50% of the amount payable, as chosen.

OPTION E - Fixed Payments for a Period Certain. Monthly payments of a fixed amount for any specified period (at least 5 years but not exceeding 30 years), as chosen.
--------------------------------------------------------------------------------

Form of Annuity Payments. Annuity Options A, B, C & D are available for "fixed" Annuity payments, "variable" Annuity payments or a combination of both. Annuity Option E is available for fixed Annuity payments only. You may make a selection of the form of Annuity payments by sending a written request to our Variable Service Center no later than 7 calendar days before the Annuity Date. If you do not, we will make a combination of fixed Annuity payments and variable Annuity payments to reflect the allocation of your Account Value among the fixed Account and the Separate Account investment options. (We will, however, transfer your Account Value to the Fixed Account before making payments under Annuity Option E.)

Annuity Date. You select the Annuity Date when you purchase a Contract, and may later change it by sending a written request to our Variable Service Center at least 30 days before the existing Annuity Date. If the Annuity Date you select is less than 2 Contract Years from the Contract Date, we will deduct a withdrawal charge from your Account Value before the first annuity payment is made.

If the selected Annuity Date occurs when the Annuitant is at an advanced age, such as over Age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. If your Contract is a Qualified Contract, you should select an Annuity Date that is consistent with the requirements of your tax-qualified retirement plans. A qualified tax advisor should be consulted for more information.

Annuitization Bonus. We will increase your Account Value by an "Annuitization Bonus" when Account Value is applied to an Annuity Option. The increase will be based on your Account Value at the end of the Business Day immediately preceding the Annuity Date.

We determine the Annuitization Bonus rate for a Contract at the time of issue, but the Bonus may be modified, reduced or eliminated for subsequently issued Contracts. On the date of this prospectus, the Annuitization Bonus rate is 3% of Account Value. We will pro-rate any increase among your Contract's investment options on the Annuity Date. Under current federal income tax rules, this increase is deemed "income" on a Contract. (See "FEDERAL TAX MATTERS.")

Calculation of Annuity Payments. The initial dollar amount of an Annuity payment is based on the Account Value applied to a specific Annuity Option and the annuity tables in your Contract. The annuity tables for variable Annuity payments are based on a 3% assumed investment rate. If the actual net investment rate exceeds 3%, variable Annuity payments increase. Conversely, if the actual rate is less than 3%, variable Annuity payments decrease. Variable Annuity payments will reflect the performance of your Contract's Separate Account investment options.

We reserve the right to pay Annuity payments in one sum when the remaining payments are less than $2,000 (or other minimum amount we may establish), or when the Annuity option elected results in periodic payments of less than $100.

Death Benefits after the Annuity Date

Death of the Annuitant. Any remaining Annuity payments under Annuity Options B or E are made to the Beneficiary. The Beneficiary may elect to receive the commuted value of the remaining Annuity Payments in a single sum instead. We determine the commuted value by discounting the remaining Annuity Payments at the then current interest rate used for commutation.

Death of the Owner. No death benefits are provided under a Contract if you die after the Annuity Date, unless you are also the Annuitant and Annuity payments are made under Annuity Options B or E.

                        OTHER PROVISIONS OF THE CONTRACT

Misstatement of Age or Sex

If the age or sex of the Annuitant is misstated, we may change the annuity benefits to those that correspond with the correct age and sex.

If the misstatement is discovered after the Annuity Date:
 . we will add interest to any overpayments at the rate of 6% per year, compounded annually, and deduct the amount against remaining annuity payments; and
 . we will add interest to any underpayments at the rate of 6% per year, compounded annually, and pay the amount in a single sum with the next Annuity Payment.

Owner and Beneficiary

The Contract application names the Contract owner, who in turn may name a new owner at any time before the Annuity Date. At the death of the owner, the designated Beneficiary becomes the owner. Because the owner has the authority to exercise most rights under a Contract, this prospectus generally refers to the owner when it refers to "you" or "your."

We will permit the Contract to be owned jointly if one owner is the spouse of the other, and we will generally assume that each owner has the authority to act for all owners. However, we may require the written consent of all owners for certain transactions, such as an assignment of a Contract.

Beneficiary. The Contract application also names the Beneficiary under the Contract and any contingent Beneficiary. You may change the Beneficiary of the Contract (other than an irrevocably named Beneficiary)at any time before death benefits are payable. If your Contract is owned jointly by two spouses, we will treat each spouse as the designated beneficiary for any death benefits that may be payable upon the death of the other, unless you tell us otherwise.

Changes and Assignments. A change of owner or Beneficiary requires a written request satisfactory to us that is dated and signed by all of the owners. The change will take effect on the date it is signed, but is subject to all payments made and actions taken by us under the Contract before we receive the request at our Variable Service Center.

Assignments

The owner may assign (transfer) the owner's rights in a Contract to someone else. An assignment requires a written request signed by all of the Contract's owners. An assignment will take effect only when we record it at our Variable Service Center. We have no responsibility for any assignment not submitted for recording; nor for the sufficiency or validity of any assignment.

Unfavorable tax consequences, including recognition of taxable income and the imposition of a 10% penalty tax may result from transferring ownership or making an assignment. In addition, Qualified Contracts owned by tax-qualified retirement plans may be subject to mandatory assignment restrictions.
Therefore, you should consult with a qualified tax adviser before transferring your Contract.

Change of Annuitant Designation

The Owner may designate a new Annuitant before the Annuity Date, but not if a non-natural person owns the Contract.

Texas Optional Retirement Program

A Contract issued to a participant in the Texas Optional Retirement Program ("ORP") contains an ORP endorsement that amends the Contract to provide that:
 . if for any reason a second year of ORP participation is not begun, the total amount of the State of Texas' first-year contribution will be returned to the appropriate institute of higher education upon its request; and
 . no benefits will be payable, through surrender of the Contract or otherwise, until the participant dies, accepts retirement, terminates employment in all Texas institutions of higher education or attains the age of 70 1/2.

The value of the Contract may, however, be transferred to other contracts or carriers during the period of ORP participation. A participant in the ORP is required to obtain a certificate of termination from the participant's employer before the value of a Contract can be withdrawn.

Voting Rights

We will vote the shares of the Portfolios held by the Separate Account at regular or special meetings of the Portfolio's shareholders in accordance with instructions received from you and other owners having the voting interest in
the affected Portfolio(s).   We compute the number of votes that an owner has
the right to instruct for a particular Portfolio by dividing the owner's Account Value in that Portfolio by that Portfolio's net asset value per share. We will vote a Portfolio's shares held in our Separate Account for which we do not receive instructions, as well as shares held in our Separate Account that are not attributable to owners in the same proportion as we vote that Portfolio's shares held in the Separate Account for which we have received instructions.

Suspension of Payments or Transfers

We reserve the right to suspend or postpone payments for withdrawals or transfers from the Separate Account investment options for any period when:

 .  the New York Stock Exchange is closed;
 .  trading on the New York Stock Exchange is restricted;
 .  an emergency exists that makes it impracticable to dispose of Separate
   Account securities or determine the Separate Account net asset values; or . any other period when so ordered by the Securities and Exchange Commission for the protection of Owners.

We reserve the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months after we receive the transaction request.

                       DISTRIBUTION AND OTHER AGREEMENTS

First Variable Capital Services, Inc. ("FVCS"), 2122 York Road, Oak Brook, IL 60523, acts as the distributor of the Contracts. We wholly-own FVCS. The Contracts are offered on a continuous basis through FVCS and approved broker-dealers who are members of the National Association of Securities Dealers, Inc.

We and FVCS have agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The commissions payable to a broker-dealer for sales of the Contract may vary with the sales agreement, but are not expected to exceed 7.00% of first year purchase payments and annual renewal compensation of up to 1.00% of Account Value in later Contract Years. Broker-dealers may also receive expense allowances, wholesaler fees, bonuses and training fees.

                              FEDERAL TAX MATTERS

General

BECAUSE OF THE COMPLEXITY OF THE LAW AND BECAUSE TAX RESULTS WILL VARY ACCORDING TO YOUR IDENTITY AND STATUS, YOU SHOULD SEEK INDIVIDUALIZED LEGAL AND TAX ADVICE BEFORE PURCHASING OR TAKING ANY ACTION UNDER A CONTRACT.

We cannot provide a comprehensive description of the federal income tax consequences regarding the Contracts in this prospectus, and special tax rules may apply that we have not discussed herein. Nor does this discussion address any applicable state, local, gift, inheritance, estate, and foreign or other tax laws. This discussion assumes that you, the Contract's owner, are a natural person and a U.S. citizen and resident. Finally, we would caution that the law and the related regulations and interpretations on which we base our tax analysis can change, and such changes can be retroactive.

Our Taxation

Under current federal income tax law, the operations of the Separate Account and the Fixed Account do not require us to pay any tax. Thus, we currently impose no charge for our federal income taxes. However, we may decide to charge the Separate Account or Fixed Account for our federal income taxes, if there are changes in federal tax law.

We may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and, accordingly, we do not currently impose a charge for them. If they increase, however, we may impose a charge for such taxes attributable to the Separate Account and/or Fixed Account.

Income Tax Deferral on Increases in Account Value

In general, an owner of an annuity contract is not taxed on increases in the contract's value until a distribution occurs, either in the form of a lump sum payment or as annuity payments.

Contracts Owned by Other than Natural Persons. If you are a non-natural person, e.g., a corporation, or certain other entities, your Contract will generally not be treated as an annuity contract for federal income tax purposes, and you will be subject to immediate taxation on the increases in your Contract's Account Value. However, this treatment does not apply to Contracts held by a trust or other entity as an agent for a natural person or to Qualified Contracts held by a tax-qualified retirement plan (i.e., a plan that qualifies under section 401, 403(a), 403(b), 408, 408A or 457 of the Code).

Diversification Requirements. The Internal Revenue Code provides that a variable annuity contract will not be treated as an annuity contract under the Code for any period (and any subsequent period) for which the related investments are not adequately diversified. We intend that all Portfolios of the Funds in which your Contract may invest will comply with the diversification requirements. If your Contract did not qualify as an annuity contract, you would be subject to immediate taxation on the increases in your Contract's Account Value. This treatment would apply for the period of non-compliance and subsequently, unless and until we are able to settle the matter with the Internal Revenue Service. We have no legal obligation to seek or agree to any such settlement, however.

Investment Control. The amount of investment control which you may exercise under a Contract differs in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it held that variable contract owners were not deemed, for federal income tax purposes, to own the related assets held in a separate account by the issuing insurance company. It is possible that these differences, such as your ability to transfer among investment choices or the number and type of investment choices available, would cause you to be taxed as if you were the owner of the Portfolio shares that are attributable to your Contract. In that case, you would be liable for income tax on an allocable portion of any current income and gains realized by the Separate Account, even though you have received no distribution of those amounts.

In the event any forthcoming guidance or ruling by federal income tax authorities sets forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may, result in your being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, we reserve the right to modify your Contract in an attempt to maintain its intended tax treatment.

Distributions from Non-Qualified Contracts

For a lump sum payment received upon surrender of a Contract, or upon a withdrawal of Account Value, you will be taxed on the portion that exceeds your investment in the Contract. The taxable portion is taxed as ordinary income. Amounts that are not received as an annuity payment will be treated as coming first from the earnings and then, only after that income portion is exhausted, as coming from your investment in the Contract.

Penalty tax on Premature Distributions. The taxable portion of a distribution from a Contract may be subject to a 10% penalty tax. However, the penalty is not imposed on amounts received:

 .  after you reach age 59 1/2;
 .  after the death of the owner;
 .  if you are totally disabled as defined in Code section 72(m)(7));
 . in a series of substantially equal periodic payments made not less frequently than annually for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your Beneficiary;
 .  under an immediate annuity; or
 .  that are allocable to purchase payments made before August 14, 1982.

Annuity Payments. For annuity payments, the portion of each payment that exceeds
a pre-determined "exclusion amount" is considered taxable income.   The
exclusion amount is determined:

 . for payments based on a fixed annuity option, by multiplying the payment by the ratio that your investment in the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract.
 . for payments based on a variable annuity option, by dividing your investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid.

Payments received after the total of the excludable amounts equals the investment in the Contract are fully taxable. The taxable portion is taxed at ordinary income tax rates.

Death Benefits. The Beneficiary is taxed on the portion of the Death Benefit that exceeds your investment in the Contract. However, if the Beneficiary elects to receive the Death Benefit under an Annuity Option, payments made to the Beneficiary are taxed as annuity payments as discussed above.

Multiple Contracts. Multiple non-qualified annuity contracts issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract when determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from the combined contracts. Owners should consult a tax adviser before purchasing more than one non-qualified annuity contract in a calendar year.

Tax-Qualified Retirement Plans

This Prospectus offers a Contract that may be used under various types of tax-qualified retirement plans. Taxation of participants varies with the type of plan and terms and conditions of each specific qualified plan. The terms and conditions of a plan may restrict the permitted contributions to, and benefits of, a Contract issued to the plan, regardless of the terms and conditions of the Contract itself. Because a retirement plan's contribution limits and distribution and other requirements may not be not incorporated into our administrative procedures, Contract owners, participants and beneficiaries are responsible for determining that transactions with respect to the Contract comply with applicable law.

The tax rules for tax-qualified retirement plans are very complex and will have different applications depending on individual facts and circumstances. For example, Contracts issued under tax qualified retirement plans are generally not transferable, except upon surrender or annuitization. Contract owners, annuitants and beneficiaries should therefor obtain competent tax advice before purchasing a Contract issued under a tax-qualified retirement plan, or engaging in various transactions (i.e., making contributions or taking distributions) in connection with a Contract.

The following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only:

Traditional IRAs and Roth IRAs. Eligible individuals may maintain: (a) an individual retirement account or individual retirement annuity under section 408 of the Code ("Traditional IRA"); and (b) a non-tax deductible individual retirement account or individual retirement annuity under section 408A of the Code ("Roth IRA").

Under applicable limitations, amounts may be contributed to a Traditional IRA that will be deductible from the individual's gross income. The amounts contributed to a Traditional IRA may be reduced if an individual also contributes to a Roth IRA.

Traditional IRAs and Roth IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into a Traditional IRA (An "education IRA" under section 530 of the Code does not qualify for this treatment.). Rollovers may also be made to a Roth IRA, but only from a Traditional IRA or from another Roth IRA. Rollovers from a Traditional IRA to a Roth IRA are subject to immediate federal income taxation.

Corporate and Self-Employed ("H.R. 10" and "Keogh") Pension and Profit Sharing Plans. Section 401(a) and 403(a) of the Code permit corporate and self-employed individuals to establish Qualified Plans for themselves and their employees. These retirement plans may permit the purchase of a Contract to provide benefits under the plan. Contributions made to the plan for the benefit of the employees are not included in the gross income of the employees until distributed from the plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Internal Revenue Code places limitations and restrictions on all plans including items such as:

 .  amount of allowable contributions;
 .  form, manner and timing of distributions;
 .  transferability of benefits;
 .  vesting and nonforfeitability of interests;
 .  incidental death benefits;
 . nondiscrimination in eligibility and participation; and . the tax treatment of distributions, withdrawals and surrenders.

403(b) Annuities. Public schools and certain charitable, educational and scientific organizations may purchase "403(b)" or "tax-sheltered annuities" (IRC
Section 501(c)(3)). These qualifying employers may contribute to a Contract for the benefit of their employees. Such contributions are not included in the gross income of the employees until employees receive distributions from the Contracts. Tax-sheltered annuity contributions are limited to certain maximums. Plus, additional restrictions govern such items as transferability, distributions, nondiscrimination and withdrawals.

Section 457 Plans. Government and certain other tax-exempt employers may establish deferred compensation plans for the benefit of their employees that invest in annuity contracts. As in the case of Qualified Plans, limitations and restrictions exist on eligibility, contributions and distributions. Under these Plans, contributions made for the benefit of the employees will not be included in the employee's gross income until distributed from the Plan.

Distributions from Qualified Contracts

In the case of a withdrawal under a Qualified Contract (other than a "qualified distribution" from a Roth IRA), a portion of the amount received is taxable. This is generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan.

Roth IRAs. A "qualified distribution" from a Roth IRA is generally not subject to federal income taxation, but can only be made after the assets have been in the Roth IRA for 5 years and the Owner:

 .  reaches age 59 1/2;
 . dies or is disabled (IRC Section 72(m)(7)); or . takes a qualified first-time homebuyer distribution (as defined in section
   72(t)(8) of the Code). Special tax rules may be available for certain other distributions from a Qualified Contract.

Penalty tax on Pre-retirement Distributions. The taxable portion of any distribution from a qualified retirement plan may be subject to a 10% penalty tax. This tax could apply to withdrawals from a Contract issued and qualified under Code sections 401 (Corporate and Self-Employed Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities), 408 (Traditional IRAs) or 408A (Roth IRAs - "nonqualified distributions" only). It is not imposed on:

 .  qualified rollovers or permitted direct transfers to a Traditional IRA, a
   Roth IRA, or to another eligible qualified plan;
 .  distributions made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2;
 .  distributions following the death or disability (as defined in section
   72(m)(7) of the Code) of the Owner or Annuitant (as applicable);

 . distributions that are part of substantially equal periodic payments made not less than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary (Qualified Plans other than Traditional IRAs and Roth IRAs require the employee to be separated from service for this exception to apply);
 .  distributions made to the Owner or Annuitant (as applicable) for payment of medical expenses which exceed 7.5% of adjusted gross income;
 .  distributions from a Traditional IRA or from a Roth IRA for payment of health insurance premiums while unemployed, if certain conditions are met;
 .  amounts paid from a Traditional IRA and Roth IRA for qualified higher education expenses (IRC Section 72(t)(7) of the Code); and . amounts paid from a Traditional IRA or Roth IRA as a qualified first-time homebuyer distribution (IRC Section 72(t)(8) of the Code).

The penalty tax for a Contract issued and qualified under Code sections 401 or 403(b) is also not imposed on:
 .  distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; and . distributions made to an alternate payee pursuant to a qualified domestic relations order.

Generally, distributions from a qualified plan (other than a Roth IRA) must start no later than April 1 of the calendar year following the year in which the employee attains age 70 1/2 or retires, whichever is later. These required distributions must span a period that does not exceed the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If required minimum distributions are not made, a 50% penalty tax is imposed on the amount not distributed.

Tax-Sheltered Annuities--Withdrawal Limitations. Withdrawals from contributions made according to a salary reduction agreement are limited to when the Owner:
 .  attains age 59 1/2;
 .  separates from service;
 .  dies;
 . becomes disabled (IRC Section 72(m)(7) of the Code); or . in the case of hardship.

Hardship withdrawals are restricted to the portion of the Owner's Contract Value that represents contributions made by the Owner and do not include investment results.

Withdrawal limitations became effective on January 1, 1989, and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfer between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser about distributions.

Federal Income Tax Withholding

All distributions from your Contract, or portions thereof, that are included in your gross income are subject to federal income tax withholding. We will withhold federal taxes at the rate of 10% from each distribution. However, you may elect not to have taxes withheld or to have taxes withheld at a different rate.

Certain distributions from retirement plans qualified under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, may be subject to a mandatory 20% withholding for federal income tax.


                             ADVERTISING PRACTICES

FIS Prime Money Fund II Portfolio

From time to time, the FIS Prime Money Fund II Investment Option of the Separate Account may advertise its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance.

The "yield" of the Federated Prime Money Fund II Investment Option refers to the income generated by Account Values in the FIS Prime Money Fund II Investment Option over a seven-day period (which will be stated in the advertisement). This income is "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the Account Values in the FIS Prime Money Fund II Investment Option.

The "effective yield" is calculated similarly. However, when annualized, the income earned by Account Values is assumed to be reinvested. This results in the "effective yield" being slightly higher than the "yield" because of the compounding effect of the assumed reinvestment. The yield figure will reflect the deduction of any asset-based charges and any applicable annual contract maintenance charge.

Other Portfolios

From time to time, we may advertise performance data for the Contract's other Portfolios. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment over a period of time, usually a calendar year. It is determined by dividing the increase (decrease) in value for that Unit by the Accumulation Unit value at the beginning of the period. This percentage will reflect the deduction of any asset-based charges and any applicable annual contract maintenance charges under the Contracts.

Advertisements also will include total return figures calculated as described in the Statement of Additional Information. The total return figures reflect the deduction of any applicable annual contract maintenance charges, as well as any asset-based charges.

We may make yield information available, with respect to some of the Portfolios. Such yield information will be calculated as described in the Statement of Additional Information. The yield information will reflect the deduction of any applicable annual contract maintenance charge, as well as any asset-based charges.

We may also show historical Accumulation Unit values in certain advertisements that contain illustrations. These illustrations will be based on Accumulation Unit values for a specific period.

Quotations of standardized total return for any Investment Option will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Investment Option). They will reflect the deduction of a Contract's daily and annual charges, the applicable withdrawal charge, and fees and expenses of the underlying Portfolio. Quotations of non-standardized total return may simultaneously be shown for the periods indicated in the advertisement and may not reflect some or all of these deductions.

Total return performance information for Investment Options may also be advertised based on the historical performance of the Portfolio underlying an Investment Option for periods beginning before the date Accumulation Unit Values were first calculated for Contracts funded in that Investment Option. Any such performance calculation will be based on the assumption that the Investment Option corresponding to the applicable Portfolio was in existence throughout the stated period and that contractual charges and expenses of the Investment Option during the period were equal to those currently assessed under a Contract.

We may also distribute sales literature that compares the percentage change in Accumulation Unit values for any of the Portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies that have investment objectives similar to the Portfolio being compared.

The Standard & Poor's 500 Stock Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange.

The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

We may also distribute sales literature that compares the performance of our variable annuities' Accumulation Unit values with the unit values of variable annuities issued through other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, Morningstar or from the VARDS Report.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data that tracks the performance of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. Our sales literature using these rankings will indicate whether such charges were deducted. Where the charges have not been deducted, the sales literature will indicate that, had the charges been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges.

Morningstar rates each variable annuity investment option against its peers with similar investment objectives. Morningstar does not rate any investment option with fewer than three years of performance data.


OTHER MATTERS

Financial Statements

Our financial statements and the financial statements of the Separate Account are included in the Statement of Additional Information.

Legal Proceedings

We are not subject to any material pending legal proceedings nor is the Separate Account or the Distributor.

Transfers by the Company

We may, subject to applicable regulatory approvals, transfer obligations under a Contract to another qualified life insurance company under an assumption reinsurance arrangement without the prior consent of the Owner.

                                YEAR 2000 ISSUES

Like other financial and business organizations around the world, we could be adversely affected if our computer systems and those of our service providers do not properly process and calculate date-related information and data from and after January 1, 2000. We have completed an assessment of the Year 2000 impact on our systems, procedures, customers and business processes. At December 31, 1998, our management is satisfied that our main operating systems are Year 2000 compliant. We are currently reviewing our general office systems and contacting our service providers.

We believe that we will complete our Year 2000 project prior to any anticipated impact on our operating systems. The date on which we believe we will complete the Year 2000 project is based on our management's best estimates. Although there can be no guarantee that these estimates will be achieved, our management does not at this time believe that actual results will differ materially from those anticipated. Specific factors that might cause such material differences would most likely result from our service providers.


          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Separate Account and the Contract contains the following information:

Item                                                                        Page
----                                                                        ----
First Variable Life Insurance Company.....................................  SA-2
Independent Auditors......................................................  SA-2
Legal Counsel.............................................................  SA-2
Distributor...............................................................  SA-2
Yield Calculation for the FIS Prime Money Fund
II Investment Option......................................................  SA-2

Calculation of Other Performance Information..............................  SA-3
Annuity Provisions........................................................  SA-4
   Variable Annuity.......................................................  SA-4
   Fixed Annuity..........................................................  SA-5
   Annuity Unit...........................................................  SA-5
   Mortality and Expense Guarantee........................................  SA-5
Financial Statements......................................................  SA-6

APPENDIX A


                             ACCUMULATION UNIT DATA
                 (for a unit outstanding throughout the period)


The following condensed financial information is derived from the financial statements of the Separate Account (Contract Form 20230). The information should be read in conjunction with the financial statements, related notes and other financial information for the Separate Account included in the Statement of Additional Information.Our financial statements and report of independent auditors are also contained in the Statement of Additional Information.

                                                     Period Ended       Period Ended       Period Ended       Period Ended
                                                  -----------------  -----------------  -----------------  ----------------
                                                       12/31/98           12/31/97           12/31/96          12/31/95
                                                       --------           --------           --------          --------
Small Cap Growth Investment Option (1)
 Beginning of Period (5/4/95)                           $12.91            $  13.01            $ 10.36           $ 10.00
 End of Period                                                            $  12.91            $ 13.01           $ 10.36
 Number of Accum. Units Outstanding                                        112,393             25,465             2,212
World Equity Investment Option
 Beginning of Period                                    $12.28            $  11.33            $ 10.24           $ 10.00
 End of Period                                                            $  12.28            $ 11.33           $ 10.24
 Number of Accum. Units Outstanding                                         75,105             37,590             3,989
Growth Investment Option (2)
 Beginning of Period                                    $15.31            $  12.57            $ 10.14           $ 10.00
 End of Period                                                            $  15.31            $ 12.57           $ 10.14
 Number of Accum. Units Outstanding                                        106,746             30,672             6,026
Matrix Equity Investment Option (3)
 Beginning of Period                                    $13.16            $  10.94            $ 10.62           $ 10.00
 End of Period                                                            $  13.16            $ 10.94           $ 10.62
 Number of Accum. Units Outstanding                                         43,263             11,951               918
Growth & Income Investment Option
 Beginning of Period (5/31/95)                          $14.84            $  11.75            $ 10.63           $ 10.00
 End of Period                                                            $  14.84            $ 11.75           $ 10.63
 Number of Accum. Units Outstanding                                        152,210             51,500             2,754
Multiple Strategies Investment Option
 Beginning of Period                                    $14.10            $  11.84             $ 10.15           $ 10.00
 End of Period                                                            $  14.10             $ 11.84           $ 10.15
 Number of Accum. Units Outstanding                                         77,185              30,934             5,995
High Income Bond Investment Option
 Beginning of Period                                    $12.80            $  11.45             $ 10.17           $ 10.00
 End of Period                                                            $  12.80             $ 11.45           $ 10.17
 Number of Accum. Units Outstanding                                        114,612              30,956             1,905
U.S. Government Bond Investment Option
 Beginning of Period                                    $11.19            $  10.39             $ 10.30           $ 10.00
 End of Period                                                            $  11.19             $ 10.39           $ 10.30
 Number of Accum. Units Outstanding                                         63,534              43,540             7,532
Prime Money Fund II Investment Option (4)
 Beginning of Period                                    $10.74            $  10.39             $ 10.06           $ 10.00
 End of Period                                                            $  10.74             $ 10.39           $ 10.06
 Number of Accum. Units Outstanding                                         89,012              39,582                 0

  (1) Before May 1, 1997, the Small Cap Growth Sub-Account was known as the "Small Cap Sub-Account."
  (2) Before May 1, 1997, the Growth Investment Option was known as the "Common Stock Sub-Account."
  (3) Before May 1, 1997, the Matrix Equity Sub-Account was known as the "Tilt Utility Sub-Account" and had different investment policies.
  (4) On January 2, 1997, shares of Federated Prime Money Fund II were substituted for shares of the VIST Cash Management Portfolio. Accumulation Unit Values before that date are based on the value of VIST Cash Management Portfolio shares held for the periods shown.

                                     PART B

                                CAPITAL SIX VA
                  FLEXIBLE PREMIUM VARIABLE ANNUITY CONTRACT
                               (the "Contract")
                                   Issued by
                     FIRST VARIABLE LIFE INSURANCE COMPANY





                      STATEMENT OF ADDITIONAL INFORMATION
                                      for
                         FIRST VARIABLE ANNUITY FUND E
                           (the "Separate Account")



This is not a prospectus. You should read this Statement of Additional Information with the prospectus dated ____, 1999 for the Contract referred to above.

The prospectus concisely sets forth information that you ought to know before investing in a Contract. For a copy of the prospectus, call or write us at 2122 York Road, Oak Brook, IL 60523 (800) 228-1035.


                                  TABLE OF CONTENTS

          Item                                                   Page
          ----                                                   ----
          First Variable Life Insurance Company............      SA-2
          Independent Auditors.............................      SA-2
          Legal Counsel....................................      SA-2
          Distributor......................................      SA-2
          Yield Calculation for the FIS Prime Money Fund II
           Investment Option...............................      SA-2
          Calculation of Other Performance Information.....      SA-3
          Annuity Provisions...............................      SA-4
             Variable Annuity..............................      SA-4
             Fixed Annuity.................................      SA-5
             Annuity Unit..................................      SA-5
             Mortality and Expense Guarantee...............      SA-5
          Financial Statements.............................      SA-6


        THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED ______, 1999.

                     FIRST VARIABLE LIFE INSURANCE COMPANY

You will find information about our company and its ownership in the prospectus.


                              INDEPENDENT AUDITORS

The independent accounting and auditing experts of _______ LLP have audited the following consolidated financial statements:

 .   First Variable Life Insurance Company dated __________, and for each of the three years in the period ended December 31, 1998, and

 .   the financial statements of the Separate Account at December 31, 199__ and
    199__, and for each of the years then ended appearing in this Statement of Additional Information.

Their report appears at the end of this Statement of Additional Information.


                                 LEGAL COUNSEL

Our Legal Department reviewed legal matters about the Contracts. Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut, advised us on certain matters relating to the federal securities and tax laws.


                                  DISTRIBUTOR

First Variable Capital Services, Inc. ("FVCS") acts as the distributor. FVCS is a wholly owned subsidiary of First Variable Life Insurance Company. The offering is on a continuous basis.


        YIELD CALCULATION FOR FIS PRIME MONEY FUND II INVESTMENT OPTION

The FIS Prime Money Fund II Investment Option of the Separate Account calculates its current yield based upon the seven-day period that ends on the date of calculation. For the seven calendar days ended December 31, 199__, the annualized yield was ____% and the effective yield was ____%.

To calculate the current yield,, we create a hypothetical Contract account with a balance of one Accumulation Unit of this investment option. We determine the net change (exclusive of capital changes) in the value of the Accumulation Unit at the beginning and at the end of the period. Next, we subtract the Annual Contract Maintenance Charge and divide the difference by the value of the hypothetical account at the beginning of the same period to obtain the base period return. We then multiply the result by (365/7) to obtain the current yield.

We calculate the "effective" yield according to the method prescribed by the Securities and Exchange Commission. The effective yield reflects the reinvestment of net income earned daily on FIS Prime Money Fund II Investment Option assets. Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not.

You may find yield information useful as you review the performance of the FIS Prime Money Fund II Investment Option and compare it with other investments. However, the yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a set period. You should therefor not consider any yields quoted as a representation of the yield of the FIS Prime Money Fund II Investment Option in the future. Actual yields depend on the type, quality and maturities of the investments held by the Portfolio and changes in the interest rates on such investments, as well as changes in expenses during the period.

                  CALCULATION OF OTHER PERFORMANCE INFORMATION

From time to time, we may advertise standardized performance data as described in the prospectus. These advertisements will include total return figures for the times indicated in the advertisement. Total return figures will reflect the deductions of

 .  1.25% Mortality and Expense Risk Charge,
 .  25% Administrative Charge,
 . investment advisory fee for the underlying Portfolio being advertised and . any applicable withdrawal charges and Annual Charges (charges for optional riders excluded).

To determine the hypothetical value of a Contract for the time periods described in the advertisement, we will use the Accumulation Unit values for an initial $1,000 purchase payment, and deduct any applicable Annual Contract Maintenance Charges and Withdrawal Charges.

For periods before the date that actual Accumulation Unit Values were first computed for the Contracts, we have derived Accumulation Unit Value performance from the historical performance of the Portfolios. We determine the average annual total return by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the periods described.

Here is the formula used in these calculations:
                                                [P x (1+T)/n/] = ERV

P = a hypothetical initial payment of $1,000    T = average annual total return
N = number of years                             ERV = Ending Redeemable Value of
                                                a hypothetical $1,000 payment
                                                made at the beginning of the
                                                applicable periods.

The standardized average annualized total returns as of December 31, 19__, for 1 year, 5 years and for the life of the Separate Account investment option (or 10 years if the Portfolio has been in existence for more than 10 years) are listed below:


Separate Account Investment Option     1 Year   5 Years  10 Years (or inception,
----------------------------------     ------   -------  -----------------------
                                                                if earlier)
                                                                -----------

VIST Portfolios
Small Cap Growth (inception 5/4/95)
World Equity (inception 6/10/88)
Growth (inception 5/1/87)
Matrix Equity (inception 6/16/88)              [To be filed by amendment.]
Growth & Income (inception 5/31/95)
Multiple Strategies (inception 5/5/87)
High Income Bond (inception 6/1/87)
US Govt. Bond (inception 5/27/87)
FIS Portfolios
Prime Money Fund II
On December 3, 1997, we substituted shares of FIS Prime Money Fund II for shares of the VIST Cash Management Portfolio. Calculations before that date are based on the value of VIST Cash Management Portfolio shares held for the periods shown.


We may also advertise non-standardized performance information that does not include all Contract charges.

In addition to total return data, we may include yield information in our advertisements. For each Investment Option (other than the Federated Prime Money Fund II Investment Option) for which we advertise yield, we will show a yield quotation based on a 30-day (or one month) period ended on the date of the most recent balance sheet of the Separate Account. We compute it by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Unit on the last day of the period, according to the following formula:

          [(a-b    )/6/    ]
Yield = 2 [(--- + 1)   - 1 ]
          [( cd    )       ]

a = Net investment income earned during the period by the Portfolio attributable to shares owned by the Separate Account investment option.
b = Expenses accrued for the period (net of reimbursements).
c = The average daily number of Accumulation Units outstanding during the period.
d = The maximum offering price per Accumulation Unit on the last day of the period.

The yield for the U.S. Government Bond investment option for the period ended December 31, 199_, was ____%.

The yield for the High Income Bond investment option for the period ended December 31, 199_, was ___%.

The investment results of each Separate Account investment option will fluctuate over time. Any presentation of a Separate Account investment option's total return for any period should not be considered as a representation of future performance.

                              ANNUITY PROVISIONS

Variable Annuity

A variable annuity is an annuity with payments that:
 . are not predetermined as to dollar amount; and . will vary in amount with the net investment results of the Separate Account investment option(s) selected.

At the Annuity Date, we will apply your Account Value in each Separate Account investment option to the applicable Annuity table shown in your Contract to determine the dollar amount of the initial Annuity payment. The Annuity table we use depends on the Annuity Option chosen. If, as of the Annuity Date, the then current Annuity Option rates applicable to this class of Contracts provide an initial Annuity payment greater than that guaranteed under the same Annuity Option table under your Contract, we will make the greater payment.

We next determine the number of "Annuity Units" for future payments from that Separate Account investment option. To do this, we divide the dollar amount of the initial Annuity payment by the applicable Annuity Unit value for that investment option as of the Annuity Date. The number of Annuity Units remains fixed during the Annuity Payment period.

Each month after the Annuity Date, we multiply the previously determined number of Annuity Units by the applicable Separate Account investment option's Annuity Unit value. (We use the Annuity Unit value at the end of the last Business Day of the month preceding the month for which the payment is due.) This will be the dollar amount of the current Annuity payment from that Separate Account investment option. The total dollar amount of each variable Annuity payment is the sum of all amounts payable from the selected Separate Account investment options.

Fixed Annuity

A fixed annuity is a series of payments made after the Annuity Date that we guarantee as to dollar amount. Fixed annuity payments do not vary with the investment experience of the Separate Account.

At the Annuity Date, we will apply your Account Value in the Fixed Account to the applicable Annuity table shown in your Contract to determine the dollar amount of each "fixed" Annuity payment. (We use your Account Value in the Fixed Account as of the day immediately before the Annuity Date ).

Annuity Unit

The initial value of an Annuity Unit for each Separate Account investment option was arbitrarily set at $10. After that, the Annuity Unit value for that Separate Account investment option is determined at the end of each Business Day.

We determine an Annuity Unit's value by:

 .    calculating the assets of the applicable Separate Account investment option that are attributable to Annuity Units;
 .    subtracting any unpaid daily and annual charges for the Contracts that are attributable to that investment option;
 .    subtracting (or adding) any charges (or credits) for taxes that we have reserved for that investment option;
 .    dividing the remainder by the number of then outstanding Annuity Units in that investment option; and
 .    multiplying the result by a factor that neutralizes the assumed investment rate of 3% contained in the Contract's annuity tables.

The value of an Annuity Unit will increase or decrease from Business Day to Business Day, and will differ depending on the Separate Account investment options selected.

Mortality and Expense Guarantee

We guarantee that the dollar amount of each Annuity payment after the Annuity Date will not be affected by variations in our mortality or expense experience.


                             FINANCIAL STATEMENTS

The consolidated financial statements of First Variable Life Insurance Company included herein should be considered only as bearing upon our ability to meet our obligations under the Contracts.

                             Financial Statements




                     First Variable Life Insurance Company

                         First Variable Annuity Fund E





                             To be filed by amendment.

                         FIRST VARIABLE ANNUITY FUND E

                                    PART C

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

a) Financial Statements of First Variable Annuity Fund E and First Variable Life Insurance Company to be filed by amendment.



(b)  Exhibits
     --------

     1. Resolution of Board of Directors for the Company authorizing the establishment of the Separate Account (1)

     2.     Not Applicable

     3(a).  Form of Principal Underwriter's Agreement (2)
      (b).  Form of Broker-Dealer Agreement (2)
      (c).  Specimen Broker-Dealer Supervisory and Selling Agreement (3)

     4. Individual Flexible Purchase Payment Deferred Variable Annuity Contract (4)

     5.     Application for Variable Annuity (4)

     6(a).  Articles of Incorporation of First Variable Life Insurance Company
            (1)
      (b)   By-laws of First Variable Life Insurance Company (2)

     7.     Not Applicable

     8.     Form of Fund Participation Agreements (3)

     9.(a)  Consent of Counsel, First Variable Life Insurance Company (4)
       (b)  Consent of Blazzard, Grodd & Hasenauer, P.C. (4)

    10.     Consent of Ernst & Young LLP, Independent Auditors (5)

    11.     Not Applicable

    12.     Not Applicable

    13.     Calculation of Performance Information (5)

    14.     Not Applicable

    15. Powers of Attorney (6) - of the following individuals appointing John M. Soukup or Arnold R. Bergman their attorney-in-fact to act for them in their capacities as Directors of the Company or otherwise, to do all things necessary to comply with the provisions and intent of the Securities Act of 1933 and the Investment Company Act of 1940 with respect to variable life insurance policies and variable annuity contracts:

  Ronald M. Butkiewicz       Shane W. Gleeson       Philip R. O'Connor
  Michael J. Corey           Jeff S. Liebmann
  Michael R. Ferrari         Kenneth R. Meyer


----------------
(1) Incorporated by reference to the Registrant's Post-Effective Amendment No. 4 to the Form N-4 Registration Statement (Registration No. 33-86738) filed electronically with the Securities and Exchange Commission on or about April 27, 1998.

(2) Incorporated by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of First Variable Life Insurance Company Separate Account VL, filed electronically with the Securities and Exchange Commission on November 15, 1996 (File No. 333-05053).

(3) Incorporated by reference to the Registrant's Form N-4 Registration Statement (Registration No. 333-12197)filed electronically with the Securities and Exchange Commission on September 14, 1996.

(4) Incorporated by reference to the Registrant's Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (Registration No. 333-12197) filed electronically with the Securities and Exchange Commission on April 27, 1998.

(5)  To be filed by amendment.

(6) Incorporated by reference to the Post-Effective Amendment No. 1 to the Form S-6 Registration Statement of First Variable Life Insurance Company Separate Account VL, filed electronically with the Securities and Exchange Commission on or about April 27, 1998 (Registration No. 333-19193).


ITEM 25.  OFFICERS AND DIRECTORS OF DEPOSITOR

The following are the Directors and Executive Officers of First Variable Life Insurance Company. Unless otherwise noted, our directors are located at 2211 York Road, Suite 202, Oak Brook, Illinois 60523 and all our executive officers are located at 2122 York Road, Suite 300, Oak Brook, Illinois 60523.

Directors
Ronald M. Butkiewicz, Chairman.
Michael J. Corey - 401 East Host Drive, Lake Geneva, WI  53147.
Norman A. Fair
Michael R. Ferrari, 25th & University Ave., Des Moines, IA
Shane W. Gleeson
Jeff S. Liebmann, Esq., 1301 Avenue of the Americas
New York, NY  10019
Kenneth R. Meyer, Lincoln Capital Management Co., 200 South Wacker Dr., Suite 2100, Chicago, IL 60606
Philip R. O'Connor, President of NEV Midwest, LLC 111 West Washington, Suite 1247 ,Chicago, IL 60602
Clark Ramsey

Executive Officer & Director
John M. Soukup, President

Other Executive Officers
Steven J. Horn, Senior Vice President and Chief Operations Officer Arnold R. Bergman, Vice President, General Counsel & Secretary
Thomas Gualdoni, Vice President, Sales
Martha Gross, Vice President, Administration
Christopher S. Harden, Vice President & Treasurer
Martin Sheerin, Vice President & Chief Actuary.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

          Incorporated by reference to Registrant's Post-Effective Amendment No. 4 to the Form N-4 Registration Statement, filed electronically with the Securities and Exchange Commission on or about April 27, 1998. (File Nos. 33-86738 and 811-4092).

ITEM 27.   NUMBER OF CONTRACT OWNERS

           To be filed by amendment.

ITEM 28.   INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors and officers and controlling persons of the Registrant, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.   PRINCIPAL UNDERWRITER

(a) First Variable Capital Services, Inc. ("FVCS") is the principal underwriter for the Contracts and for the following investment companies:

First Variable Annuity Fund A
Separate Account VL of First Variable Life Insurance Company

(b) The following persons are directors and officers of FVCS. Unless otherwise noted, FVCS directors and officers are located at 2122 York Road, Suite 300, Oak Brook, Illinois 60523:

Name and Principal Business Address    Positions and Offices with Underwriter
-----------------------------------    --------------------------------------
Norman A. Fair                          Director
2211 York Road, Suite 202
Oak Brook, IL  60523

John M. Soukup                          President and Director
Arnold R. Bergman                        Secretary and Director
Thomas Gualdoni                         Vice President - Sales
Robert Miner                            Treasurer

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

Our Secretary and our Treasurer who are located at 2122 York Road, Oak Brook, IL 60523, maintain physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.   MANAGEMENT SERVICES

Not Applicable.

ITEM 32.   UNDERTAKINGS

1. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

2. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or
     (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

3. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

4. In accordance with section 26(e) of the Investment Company Act of 1940, First Variable Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in this Registration Statement on Form N-4, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by First Variable Life Insurance Company.

REPRESENTATIONS

The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b) (11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
     Section 403(b)(11) to the attention of the potential participants;

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restriction on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Oak Brook, and the State of Illinois, on this 29th day of January, 1999.


                         FIRST VARIABLE ANNUITY FUND E
                         (Registrant)

                   By:   FIRST VARIABLE LIFE INSURANCE COMPANY
                         (Depositor)


                   By:   /s/ John M. Soukup
                         -------------------------------------
                         John M. Soukup, President


                         FIRST VARIABLE LIFE INSURANCE COMPANY
                         (Depositor)


                   By:   /s/ John M. Soukup
                         ------------------------------------
                         John M. Soukup, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated with First Variable Life Insurance Company on the 29th day of Janaury, 1999.


PRINCIPAL EXECUTIVE OFFICER:


/s/ John M. Soukup
-----------------------------------
John M. Soukup
President

PRINCIPAL FINANCIAL AND ACCOUNTING OFFICER:

/s/ Christopher S. Harden
-----------------------------------
Christopher S. Harden
Vice President & Treasurer


DIRECTORS:


/s/ Ronald M. Butkiewicz*                              /s/ Clark Ramsey
----------------------                                 ----------------------
Ronald M. Butkiewicz                                   Clark Ramsey



/s/ John M. Soukup                                     /s/ Jeff S. Liebmann*
----------------                                       ----------------------
John M. Soukup                                         Jeff S. Liebmann



/s/ Michael J. Corey*                                  /s/ Kenneth R. Meyer*
------------------                                     ----------------------
Michael J. Corey                                       Kenneth R. Meyer



/s/ Michael R. Ferrari*                                /s/ Philip R. O'Connor*
--------------------                                   ----------------------
Michael R. Ferrari                                     Philip R. O'Connor



/s/ Shane W. Gleeson*                                  /s/ Norman A. Fair
------------------                                     ----------------------
Shane W. Gleeson                                       Norman A. Fair



                           * By: /s/ Arnold R. Bergman
                                 ---------------------
                                 Arnold R. Bergman
                                 Attorney-in-Fact